CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Cash and cash equivalents	$ 163,981	$ 197,032	$ 154,655
Short term restricted cash	4,340	12,985	20,162
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	168,321	$ 210,017	174,817	$ 175,102
Cash and cash equivalents covenanted to be retained	65,600		$ 74,800
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%